UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Apr-13

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Informational Table Entry Total           91

Form 13F Information Table Value Total:     $ 110,706

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1744    16402 SH       Sole                     1725             14677
                                                                80      750 SH       	                                         750
AT & T Corp.                   COM              00206R102     1754    47803 SH       Sole                     4730             43073
                                                                92     2500 SH                                  75              2425
Archer-Daniels-Midland Company COM              039483102     1571    46575 SH       Sole                     4610             41965
                                                                 4      125 SH                                                   125
Auto Data Processing           COM              053015103     2327    35784 SH       Sole                     3575             32209
                                                                99     1530 SH                                                  1530
Becton, Dickinson & Company    COM              075887109     2231    23331 SH       Sole                     2275             21056
                                                                88      925 SH                                                   925
Bemis Company                  COM              081437105     2020    50049 SH       Sole                     5490             44559
                                                                91     2250 SH                                 100              2150
Brown Forman Corp CL B         COM              115637209     1983    27772 SH       Sole                     3036             24736
                                                                43      599 SH                                                   599
C.R. Bard Inc.                 COM              067383109     2010    19947 SH       Sole                     2080             17867
                                                                97      960 SH                                                   960
Chubb Corp.                    COM              171232101     2597    29669 SH       Sole                     2750             26919
                                                               118     1350 SH                                  50              1300
Cincinnati Financial           COM              172062101     2048    43374 SH       Sole                     4580             38794
                                                                60     1275 SH                                                  1275
Cognizant Technology Solutions COM              192446102     1453    18961 SH       Sole                     1850             17111
                                                                15      200 SH                                                   200
Cohen Steers Realty Ishares    COM              464287564     1973    23926 SH       Sole                     2400             21526
                                                                12      150 SH                                                   150
Colgate Palmolive              COM              194162103      254     2150 SH       Sole                                       2150
Disney (Walt) Holding Co.      COM              254687106      114     2006 SH       Sole                                       2006
                                                               209     3680 SH                                                  3680
Dover Corp.                    COM              260003108     1774    24335 SH       Sole                     2530             21805
                                                                27      375 SH                                                   375
Ecolab Inc.                    COM              278865100     2285    28502 SH       Sole                     2975             25527
                                                                14      175 SH                                                   175
Emerson Electric Company       COM              291011104     2032    36363 SH       Sole                     3100             33263
                                                                57     1025 SH                                  50               975
Exxon Mobil Corp.              COM              30231G102     3049    33836 SH       Sole                     3335             30501
                                                               302     3350 SH                                                  3350
General Mills Inc.             COM              370334104      271     5500 SH       Sole                                       5500
Genuine Parts                  COM              372460105     1598    20488 SH       Sole                     2360             18128
                                                                49      625 SH                                                   625
HCP Inc.                       COM              40414L109     1774    35586 SH       Sole                     3795             31791
                                                                96     1925 SH                                                  1925
Hormel Foods Corp.             COM              440452100     2042    49431 SH       Sole                     5155             44276
                                                                57     1375 SH                                                  1375
IBM Corp.                      COM              459200101     2241    10508 SH       Sole                     1190              9318
                                                               421     1975 SH                                                  1975
International Speedway Corp. C COM              460335201      479    14663 SH       Sole                                      14663
Johnson & Johnson              COM              478160104     1979    24272 SH       Sole                     2055             22217
                                                                71      875 SH                                                   875
Lowe's Companies, Inc.         COM              548661107     2107    55555 SH       Sole                     6335             49220
                                                                91     2400 SH                                                  2400
MSCI EAFE Ishares              COM              464287465     3755    63668 SH       Sole                     5140             58528
                                                                29      490 SH                                 290               200
MSCI Emerging Markets Ishares  COM              464287234     6955   162610 SH       Sole                    14940            147670
                                                                13      309 SH                                  99               210
Oracle Corporation             COM              68389X105     1438    44471 SH       Sole                     4680             39791
                                                                 2       75 SH                                                    75
P P G Industries Inc.          COM              693506107     2701    20164 SH       Sole                     2015             18149
                                                                54      400 SH                                  50               350
PepsiCo Inc.                   COM              713448108     2343    29611 SH       Sole                     3957             25654
                                                               350     4425 SH                                                  4425
Procter & Gamble Co.           COM              742718109      763     9899 SH       Sole                                       9899
                                                               215     2792 SH                                                  2792
Questar Corp.                  COM              748356102     1841    75655 SH       Sole                     8610             67045
                                                                19      800 SH                                 100               700
Rogers Int'l Commodity Index   COM              870297801     3455   401294 SH       Sole                    33825            367469
                                                                26     3000 SH                                                  3000
S&P Mid Cap 400 Ishares        COM              464287507    10193    88585 SH       Sole                     8030             80555
                                                                43      375 SH                                 100               275
S&P Small Cap 600 Ishares      COM              464287804     6209    71314 SH       Sole                     6580             64734
                                                                35      400 SH                                 100               300
SPDR Gold Trust                COM              78463V107      390     2523 SH       Sole                                       2523
Schlumberger Ltd.              COM              806857108     2148    28686 SH       Sole                     2695             25991
                                                                79     1050 SH                                                  1050
Sherwin-Williams Co.           COM              824348106     2048    12126 SH       Sole                     1365             10761
                                                                13       75 SH                                                    75
Sigma Aldrich Corp.            COM              826552101     1913    24640 SH       Sole                     2460             22180
                                                               103     1325 SH                                                  1325
Southern Company               COM              842587107     2547    54283 SH       Sole                     4600             49683
                                                               382     8140 SH                                 300              7840
Standard & Poor's 500 Dep. Rec COM              78462f103     1409     8991 SH       Sole                      264              8727
                                                                27      170 SH                                                   170
Stanley Black & Decker         COM              854502101     2055    25382 SH       Sole                     2870             22512
                                                                22      275 SH                                                   275
Stryker Corp.                  COM              863667101     2678    41047 SH       Sole                     3415             37632
                                                                18      275 SH                                                   275
Target Corp.                   COM              87612E106     1961    28646 SH       Sole                     2975             25671
                                                                89     1300 SH                                                  1300
Tortoise Energy Infrastructure COM              89147l100     2511    50852 SH       Sole                     4653             46199
                                                                51     1025 SH                                                  1025
WW Grainger                    COM              384802104     1803     8012 SH       Sole                      895              7117
                                                               118      525 SH                                                   525